Closed Block - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Closed Block (Textual) [Abstract]
Policyholder dividend obligation	$ 14	$ 22	$ 26